NET LOANS RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2013
NET LOANS RECEIVABLE [Abstract]
Schedule of Primary Segments of Loan Portfolio

	June 30, 2013			June 30, 2012
	Total Loans	Individually evaluated for impairment	Collectively evaluated for impairment	Total Loans	Individually evaluated for impairment	Collectively evaluated for impairment

	(Dollars in Thousands)

First mortgage loans:
1 - 4 family dwellings	$13,611	$-	$13,611	$13,514	$-	$13,514
Construction	2,546	701	1,845	4,997	701	4,296
Land acquisition & development	1,407	280	1,127	2,029	-	2,029
Multi-family dwellings	2,780	-	2,780	5,083	-	5,083
Commercial	5,787	-	5,787	7,623	-	7,623

Consumer Loans
Home equity	1,085	-	1,085	1,402	-	1,402
Home equity lines of credit	2,056	150	1,906	2,188	150	2,038
Other	180	-	180	286	-	286

Commercial Loans	1,890	-	1,890	2,222	-	2,222

Obligations (other than securities and leases) of states and political subdivisions	500	-	500	500	-	500

	$31,842	$1,131	$30,711	$39,844	$851	$38,993

Less: Deferred loan fees	(4)			(26)
Allowance for loan losses	(307)			(385)

Total	$31,531			$39,433

Schedule of Impaired Loans

	June 30,	June 30,
	2013	2012
	(Dollars in Thousands)

Impaired loans with an allocated allowance:
Construction loans	$701	$701
Impaired loans without an allocated allowance:
Construction loans	-	-
Land Acquisition & development loans	280	-
Home equity lines of credit	150	150

Total impaired loans	$1,131	$851

Allocated allowance on impaired loans:
Construction loans	$107	$105

Average impaired loans:
Construction loans	$701	$1,020
Land Acquisition & development loans	290	-
Home equity lines of credit	150	501

Total	$1,141	$1,521

Income recognized on impaired loans:
Construction loans	$-	$-
Land Acquisition & development loans	36	-
Home equity lines of credit	6	6

Total	$42	$6

Schedule of Nonaccrual Loans

	June 30, 2013	June 30, 2012
	(Dollars in Thousands)

Principal outstanding:
1 - 4 family dwellings	$477	$363
Construction	701	701
Land acquisition & development	280	290
Home equity lines of credit	150	150

Total	$1,608	$1,504

Average nonaccrual loans:
1 - 4 family dwellings	$532	$364
Construction	802	1,020
Land acquisition & development	290	449
Home equity lines of credit	150	346

Total	$1,774	$2,179

Income that would have been recognized	$118	$116
Interest income recognized	95	115

Interest income foregone	$59	$101

Schedule of Recorded Investment and Number of Modifications for Modified Loans

June 30, 2013
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

(Dollars in Thousands)

Troubled debt restructurings
Home equity lines of credit	-	$-	$-

Troubled debt restructurings that subsequently defaulted
Home equity lines of credit	-	$-	$-

June 30, 2012
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

(Dollars in Thousands)

Troubled debt restructurings
Home equity lines of credit	1	$150	$150

Troubled debt restructurings that subsequently defaulted
Home equity lines of credit	-	$-	$-

Schedule of Loans by Aging Categories

	Current	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days + Past Due Accruing	90 Days + Past Due Non-accrual	Total Past Due	Total Loans

	(Dollars in Thousands)
June 30, 2013
First mortgage loans:
1 - 4 family dwellings	$13,089	$45	$-	$-	$477	$522	$13,611
Construction	1,845	-	-	-	701	701	2,546
Land acquisition & development	1,127	-	-	-	280	280	1,407
Multi-family dwellings	2,780	-	-	-	-	-	2,780
Commercial	5,787	-	-	-	-	-	5,787

Consumer Loans
Home equity	1,085	-	-	-	-	-	1,085
Home equity lines of credit	1,906	-	-	-	150	150	2,056
Other	180	-	-	-	-	-	180

Commercial Loans	1,884	6	-	-	-	6	1,890

Obligations (other than securities and leases) of states and political subdivisions	500	-	-	-	-	-	500

	$30,183	$51	$-	$-	$1,608	$1,659	31,842

Less: Deferred loan fees							(4)
Allowance for loan loss							(307)

Net Loans Receivable							$31,531

	Current	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days + Past Due Accruing	90 Days + Past Due Non-accrual	Total Past Due	Total Loans

	(Dollars in Thousands)
June 30, 2012
First mortgage loans:
1 - 4 family dwellings	$13,151	$-	$-	$-	$363	$363	$13,514
Construction	4,296	-	-	-	701	701	4,997
Land acquisition & development	1,739	-	-	-	290	290	2,029
Multi-family dwellings	5,083	-	-	-	-	-	5,083
Commercial	7,623	-	-	-	-	-	7,623

Consumer Loans
Home equity	1,402	-	-	-	-	-	1,402
Home equity lines of credit	2,038	-	-	-	150	150	2,188
Other	286	-	-	-	-	-	286

Commercial Loans	2,219	-	3	-	-	3	2,222

Obligations (other than securities and leases) of states and political subdivisions	500	-	-	-	-	-	500

	$38,337	$-	$3	$-	$1,504	$1,507	39,844

Less: Deferred loan fees							(26)
Allowance for loan loss							(385)

Net Loans Receivable							$39,433

Schedule of Loans by Internal Classification

	June 30, 2013
	Construction	Land Acquisition & Development Loans	Multi-family Residential	Commercial Real Estate	Commercial	Obligations (other than securities and leases) of States and Political Subdivisions

	(Dollars in Thousands)

Pass	$1,845	$1,127	$2,780	$5,787	$1,889	$500
Special Mention	-	-	-	-	-	-
Substandard	701	280	-	-	1	-
Doubtful	-	-	-	-	-	-

Ending Balance	$2,546	$1,407	$2,780	$5,787	$1,890	$500

	June 30, 2012
	Construction	Land Acquisition & Development Loans	Multi-family Residential	Commercial Real Estate	Commercial	Obligations (other than securities and leases) of States and Political Subdivisions

	(Dollars in Thousands)

Pass	$4,296	$1,739	$5,083	$7,623	$2,219	$500
Special Mention	-	-	-	-	-	-
Substandard	701	290	-	-	-	-
Doubtful	-	-	-	-	3	-

Ending Balance	$4,997	$2,029	$5,083	$7,623	$2,222	$500

Schedule of Performing and Non-Performing Loans

	June 30, 2013
	1 - 4 Family	Consumer

	(Dollars in Thousands)

Performing	$13,134	$3,171
Non-performing	477	150

Total	$13,611	$3,321

	June 30, 2012
	1 - 4 Family	Consumer

	(Dollars in Thousands)

Performing	$13,151	$3,726
Non-performing	363	150

Total	$13,514	$3,876